SCHEDULE OF PRINCIPAL SUBSIDIARIES (Details) - Seamless Group Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Principal activities	Operating a global fund transfer platform for financial institutions, e-wallet operators and other participants	Operating a global fund transfer platform for financial institutions, e-wallet operators and other participants
Dynamic Investment Holdings Limited [Member]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
Dynamic Investment Holdings Limited [Member] | Directly [Member]
Percentage of ownership	100.00%	100.00%
Dynamic (Asia) Group Inc. [Member]
Place of incorporation	British Virgin Islands	British Virgin Islands
Principal activities	Investment holding	Investment holding
Dynamic (Asia) Group Inc. [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
TNG (Asia) Limited [Member]
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Provision of mobile electronic wallet	Provision of mobile electronic wallet
TNG (Asia) Limited [Member] | Directly [Member]
Percentage of ownership	100.00%	100.00%
Tranglo Sdn. Bhd. [Member]
Place of incorporation	Malaysia	Malaysia
Principal activities	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services
Tranglo Sdn. Bhd. [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Future Network Technology Investment Co Ltd [Member]
Place of incorporation	Taiwan	Taiwan
Principal activities	Investment holding	Investment holding
Future Network Technology Investment Co Ltd [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
GEA Holdings Limited [Member]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
GEA Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
GEA Limited [Member]
Place of incorporation	Hong Kong	Hong Kong
GEA Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
GEA Pte Ltd. [Member]
Place of incorporation	Singapore	Singapore
Principal activities	Transaction and payment processing services	Transaction and payment processing services
GEA Pte Ltd. [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
Bagus Fintech Pte Ltd [Member]
Place of incorporation	Singapore	Singapore
Principal activities	Providing business center services	Providing business center services
Bagus Fintech Pte Ltd [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
Dynamic (Asia) Holdings Limited [Member]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
Dynamic (Asia) Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
Dynamic FinTech Group (HK) Limited [Member]
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Provision of corporate governance consultancy, management and advisory services	Provision of corporate governance consultancy, management and advisory services
Dynamic FinTech Group (HK) Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%
Tranglo Holdings Limited [Member]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
Tranglo Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
The WSF Group Holdings Limited [Member]
Place of incorporation	British Virgin Islands	British Virgin Islands
Principal activities	Investment holding	Investment holding
The WSF Group Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
The Wall Street Factory Limited [Member]
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Providing business center services	Providing business center services
The Wall Street Factory Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
Bagus Financial Services Limited [Member]
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Provision of IR services and PR function events	Provision of IR services and PR function events
Bagus Financial Services Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
PT Tranglo Indonesia [Member]
Place of incorporation	Indonesia	Indonesia
Principal activities	Operating money remittance business	Operating money remittance business
PT Tranglo Indonesia [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
PT Tranglo Solusindo [Member]
Place of incorporation	Indonesia	Indonesia
Principal activities	Providing and sourcing airtime and other related services	Providing and sourcing airtime and other related services
PT Tranglo Solusindo [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Tranglo MEA Limited [Member]
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Providing and sourcing airtime and other related services	Providing and sourcing airtime and other related services
Tranglo MEA Limited [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Tranglo Europe Limited [Member]
Place of incorporation	United Kingdom	United Kingdom
Principal activities	Operating money remittance business	Operating money remittance business
Tranglo Europe Limited [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Tranglo Pte Ltd [Member]
Place of incorporation	Singapore	Singapore
Principal activities	Operating money remittance business	Operating money remittance business
Tranglo Pte Ltd [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Tik FX Malaysia Sdn. Bhd. [Member]
Place of incorporation	Malaysia	Malaysia
Principal activities	Dormant	Dormant
Tik FX Malaysia Sdn. Bhd. [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Treatsup Sdn. Bhd. [Member]
Place of incorporation	Malaysia	Malaysia
Principal activities	Research, development and commercialization of Treatsup application and provision of implementation, technical services and maintenance related to the application	Research, development and commercialization of Treatsup application and provision of implementation, technical services and maintenance related to the application
Treatsup Sdn. Bhd. [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Dynamic Indonesia Holdings Limited [Member]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
Dynamic Indonesia Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	57.50%	53.60%
Dynamic Indonesia Pte Ltd [Member]
Place of incorporation	Singapore	Singapore
Principal activities	Retail sales via the internet and development of other software and programming activities	Retail sales via the internet and development of other software and programming activities
Dynamic Indonesia Pte Ltd [Member] | Indirectly [Member]
Percentage of ownership	48.40%	45.40%
PTTNG Wallet Indonesia [Member]
Place of incorporation	Indonesia	Indonesia
Principal activities	Business operations have not commenced	Business operations have not commenced
PTTNG Wallet Indonesia [Member] | Indirectly [Member]
Percentage of ownership	47.90%	45.50%
P T WalletKu Indompet Indonesia [Member]
Place of incorporation	Indonesia	Indonesia
Principal activities	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher
P T WalletKu Indompet Indonesia [Member] | Indirectly [Member]
Percentage of ownership	48.50%	45.50%